UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim MFS International Growth Portfolio (Initial Class)

Annual Report

December 31, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Management Discussion

For the twelve months ended December 31, 2011, the Maxim MFS International Growth Portfolio (Initial Class shares) provided a total return of -10.35%. This compares with a return of -12.14% for the Portfolio’s benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index.

Early in the period, the U.S. Federal Reserve (the “Fed”) responded to weak economic growth by loosening monetary policy further. More easing by the Fed improved market sentiment and drove risk-asset prices markedly higher. The December 2010 agreement on a surprisingly large (relative to expectations) expansionary U.S. fiscal package also boosted sentiment. During the subsequent several months, the renewed positive market sentiment, coupled with better indications of global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, the yields of the perceived “safest” global sovereign credits rose, indicating a renewed risk-seeking environment.

However, towards the middle of the period, a weakening macroeconomic backdrop and renewed concerns over peripheral euro zone sovereign debt caused a flight-to-quality move that pushed high-quality sovereign bond yields lower. In the U.S., concerns about sovereign debt default and the long-term sustainability of the trend in U.S. fiscal policy resulted in one agency downgrading U.S. credit quality. Amidst this turmoil, global equity markets declined sharply. As a result of these developments, global consumer and producer sentiment indicators fell precipitously and highly-rated sovereign bond yields hit multi-decade lows. Towards the end of the reporting period, uncertainty in financial markets spiked higher as markets more seriously contemplated the possible failure of the euro zone.

Stock selection in the basic materials sector was a primary driver of performance relative to the MSCI EAFE Index. The Portfolio’s holdings of industrial gas supplier Linde (Germany), which outperformed the benchmark over the reporting period, aided relative performance.

Stock selection in the technology sector was another positive factor for relative performance. The Portfolio’s ownership in shares of solid-performing South Korean microchip and electronics manufacturer Samsung Electronics and contract semiconductor manufacturer Taiwan Semiconductor bolstered relative returns.

Stock selection in the transportation sector boosted relative performance. Within this sector, the Portfolio’s holdings of strong-performing railroad company Canadian National Railway supported relative results.

Elsewhere, the Portfolio’s greater relative weightings in convenience store chain Lawson (Japan), alcoholic beverage producer Diageo (United Kingdom), medical device manufacturer Synthes (Switzerland), and oil and gas exploration company INPEX Corporation (Japan) benefited relative returns as all four stocks outperformed the benchmark. Holdings of strong-performing telecommunications service provider China Unicom Hong Kong, and the Portfolio’s avoidance of weak-performing electric power company Tokyo Electric Power (Japan) also helped.

Stock selection in the special products & services sector detracted from relative performance. The Portfolio’s overweight position in human resources and employment services provider Randstad Holdings (Netherlands), which underperformed the benchmark, held back relative performance. Holdings of underperforming technology consulting firm Infosys Technologies (India) also weighed on relative results.

Elsewhere, the Portfolio’s holdings of poor-performing banking firm ICICI Bank (India), electronics maker HTC Corporation (Taiwan), Hong Kong-headquartered retailer Esprit Holdings, and French electrical distribution equipment manufacturer Schneider Electric hindered relative returns. Not holding voice and data communications services company Vodafone Group, U.K.-based pharmaceutical firm GlaxoSmithKline, and tobacco distributor British American Tobacco (United Kingdom) also hampered relative results as all three stocks outperformed the benchmark.

During the reporting period, the Portfolio’s currency exposure detracted from relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

The views and opinions in this report were current as of December 31, 2011 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	MSCI EAFE Index
	10,000.00	10,000.00
2003*	12,589.00	13,329.00
2004	15,052.67	16,028.12
2005	16,914.68	18,198.33
2006	21,598.36	22,991.77
2007	23,511.97	25,559.95
2008	15,167.57	14,472.04
2009	20,007.55	19,071.26
2010	22,046.61	20,549.28
2011	19,758.17	18,054.60

*For the period from May 21, 2003 through December 31, 2003.

Average Annual Total Returns for the Periods Ended December 31, 2011

	One Year	Five Years	Since Inception (5/21/2003)
Initial Class	-10.35%	-1.76%	8.18%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2011

Country	% of Portfolio Investments
Australia	2.51%
Austria	0.06%
Brazil	1.36%
Canada	2.72%
China	0.54%
Czech Republic	0.83%
France	12.65%
Germany	10.05%
Hong Kong	3.20%
India	2.02%
Ireland	1.71%
Japan	12.79%
Netherlands	10.24%
Singapore	0.80%
South Africa	0.75%
South Korea	2.11%
Spain	2.84%
Sweden	0.99%
Switzerland	10.94%
Taiwan	3.09%
United Kingdom	16.42%
United States	1.38%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/11)	Ending Account Value (12/31/11)	Expenses Paid During Period* (07/01/11 – 12/31/11)

Actual	$1,000.00	$841.30	$5.52

Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.20% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

COMMON STOCK
Basic Materials — 12.57%
35,566	Air Liquide SA (a)	$	4,391,595
65,810	Akzo Nobel NV (a)		3,171,349
45,942	Bayer AG (a)		2,934,007
1,180	Givaudan SA (a)		1,121,269
44,654	Linde AG (a)		6,636,125
55,440	Rio Tinto PLC (a)		2,707,599
96,400	Shin-Etsu Chemical Co Ltd (a)		4,735,149
22,045	Svenska Cellulosa AB (a)		325,433

			26,022,526

Communications — 5.33%
894,000	China Unicom Hong Kong Ltd (a)		1,884,694
48,000	HTC Corp (a)		786,756
85,658	MTN Group Ltd (a)		1,521,909
409,604	Singapore Telecommunications Ltd (a)		975,574
55,500	Tim Participacoes SA ADR		1,431,900
56,705	Wolters Kluwer NV (a)		977,874
330,320	WPP PLC (a)		3,461,558

			11,040,265

Consumer, Cyclical — 9.22%
39,363	Burberry Group PLC (a)		723,176
23,727	Cie Financiere Richemont SA Class A (a)		1,193,533
389,050	Compass Group PLC (a)		3,688,557
97,000	Denso Corp (a)		2,664,672
52,480	Hennes & Mauritz AB (a)		1,683,556
76,500	Honda Motor Co Ltd (a)		2,330,259
64,000	Lawson Inc (a)		3,987,545
1,530,400	Li & Fung Ltd (a)		2,819,948

			19,091,246

Consumer, Non-cyclical — 22.65%
67,745	Beiersdorf AG (a)		3,839,030
71,050	Danone (a)		4,458,552
191,066	Diageo PLC (a)		4,173,294
717,097	Hays PLC (a)		711,794
135,228	Heineken NV		6,260,410
20,339	Merck KGaA (a)		2,025,438
110,015	Nestle SA (a)		6,317,449
41,868	Pernod-Ricard SA (a)		3,875,247
80,344	Randstad Holding NV (a)		2,363,511
59,655	Reckitt Benckiser Group PLC (a)		2,941,238
22,040	Roche Holding AG (a)		3,727,368
11,647	Sonova Holding AG (a)		1,213,412
6,569	Synthes Inc (a)(b)		1,099,517
621,922	TESCO PLC (a)		3,890,753

			46,897,013

Diversified — 2.74%
89,100	Keppel Corp Ltd (a)		637,764

Shares			Value

Diversified — (continued)
35,799	LVMH Moet Hennessy Louis Vuitton SA (a)	$	5,042,802

			5,680,566

Energy — 5.50%
79,570	BG Group PLC (a)		1,699,274
633,000	CNOOC Ltd (a)		1,103,791
635	Inpex Corp (a)		3,998,105
125,189	Royal Dutch Shell PLC Class A (a)		4,592,091

			11,393,261

Financial — 18.92%
577,200	AIA Group Ltd (a)		1,796,779
298,480	Banco Santander SA (a)		2,254,907
338,676	Barclays PLC (a)		927,257
252,100	BM&FBovespa SA		1,324,530
30,309	Deutsche Boerse AG (a)(c)		1,586,303
6,900	Erste Group Bank AG (a)		121,125
796,634	HSBC Holdings PLC (a)		6,080,876
91,400	ICICI Bank Ltd Sponsored ADR		2,415,702
476,708	ING Groep NV (a)(c)		3,409,216
112,604	Julius Baer Group Ltd (a)		4,386,199
9,965	Komercni Banka AS		1,682,103
189,659	QBE Insurance Group Ltd (a)		2,510,017
175,999	Standard Chartered PLC (a)		3,848,147
26,816	Swiss Re AG (a)(c)		1,363,318
242,894	UBS AG (a)(c)		2,881,375
126,930	Westpac Banking Corp (a)		2,591,175

			39,179,029

Industrial — 10.09%
70,130	Canadian National Railway Co		5,509,413
16,700	FANUC Corp (a)		2,547,289
604,000	Hon Hai Precision Industry Co Ltd (a)(c)		1,651,780
117,600	Hoya Corp (a)		2,528,296
76,420	Legrand SA (a)		2,447,780
81,702	Schneider Electric SA (a)		4,271,481
136,223	Smiths Group PLC (a)		1,932,175

			20,888,214

Technology — 9.68%
157,068	Amadeus IT Holding SA (a)		2,536,360
71,950	Canon Inc (a)		3,166,327
14,790	Dassault Systemes SA (a)		1,181,461
32,950	Infosys Ltd Sponsored ADR (d)		1,692,971
9,289	Samsung Electronics Co Ltd GDR (a)(b)		4,271,431
63,647	SAP AG (a)		3,366,387
297,037	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR		3,834,748

			20,049,685

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Shares			Value

Utilities — 0.47%
22,767	Red Electrica Corp SA (a)	$	972,201

TOTAL COMMON STOCK — 97.17% (Cost $197,240,236)		$	201,214,006

Principal Amount

SECURITIES LENDING COLLATERAL
$ 999,899	Undivided interest of 4.49% in a repurchase agreement (principal amount/value $22,250,000 with a maturity value of $22,250,074) with RBC Capital Markets Corp, 0.03%, dated 12/30/11, to be repurchased at $999,899 on 1/3/12, collateralized by various U.S. Government Agency securities, 4.00% - 6.00%, 3/15/39 - 12/20/41, with a value of $22,703,708.	$	999,899

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 709,389	Undivided interest of 2.89% in a repurchase agreement (principal amount/value $24,550,891 with a maturity value of $24,551,027) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/30/11, to be repurchased at $709,389 on 1/3/12, collateralized by various U.S. Government Agency securities, 0.00% - 6.75%, 1/3/12 - 3/1/47, with a value of $25,041,921.	$	709,389

TOTAL SECURITIES LENDING COLLATERAL — 0.82% (Cost $1,709,288)		$	1,709,288

TOTAL INVESTMENTS — 97.99% (Cost $198,949,524)		$	202,923,294

OTHER ASSETS & LIABILITIES, NET — 2.01%		$	4,157,780

TOTAL NET ASSETS — 100.00%		$	207,081,074

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Restricted security; at December 31, 2011, the aggregate cost and market value of the securities was $3,818,976 and $5,370,948, respectively, representing 2.59% of net assets.
(C)	Non-income producing security
(d)	A portion or all of the security is on loan at December 31, 2011.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of December 31, 2011

Summary of Investments by Country as of December 31, 2011.

Country		Value	Percentage of Portfolio Investments

Australia	$	5,101,192	2.51%
Austria		121,125	0.06
Brazil		2,756,430	1.36
Canada		5,509,413	2.72
China		1,103,791	0.54
Czech Republic		1,682,103	0.83
France		25,668,918	12.65
Germany		20,387,290	10.05
Hong Kong		6,501,421	3.20
India		4,108,673	2.02
Ireland		3,461,558	1.71
Japan		25,957,642	12.79
Netherlands		20,774,451	10.24
Singapore		1,613,338	0.80
South Africa		1,521,909	0.75
South Korea		4,271,431	2.11
Spain		5,763,468	2.84
Sweden		2,008,989	0.99
Switzerland		22,203,923	10.94
Taiwan		6,273,284	3.09
United Kingdom		33,324,140	16.42
United States		2,808,805	1.38

Total	$	202,923,294	100.00%

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of December 31, 2011

Maxim MFS International Growth Portfolio

ASSETS:
Investments in securities, market value (including $1,674,385 of securities on loan)(a)	$202,923,294
Cash	5,077,011
Cash denominated in foreign currencies(b)	32,248
Dividends and interest receivable	1,197,772
Subscriptions receivable	72,755
Receivable for investments sold	253,479

Total Assets	209,556,559

LIABILITIES:
Payable to investment adviser	208,793
Payable upon return of securities loaned	1,709,288
Redemptions payable	516,024
Payable for investments purchased	41,380

Total Liabilities	2,475,485

NET ASSETS	$207,081,074

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,154,134
Paid-in capital in excess of par	205,526,229
Net unrealized appreciation on investments and foreign currency translations	3,973,464
Overdistributed net investment income	(204,761)
Accumulated net realized loss on investments and foreign currency transactions	(4,367,992)

TOTAL NET ASSETS	$207,081,074

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	21,541,336

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.61

(a) Cost of investments	$198,949,524
(b) Cost of cash denominated in foreign currencies	$32,554

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the fiscal year ended December 31, 2011

Maxim MFS International Growth Portfolio

INVESTMENT INCOME:
Interest	$895
Income from securities lending	156,219
Dividends	5,590,034
Foreign withholding tax	(617,305)

Total Income	5,129,843

EXPENSES:
Management fees	2,516,679

Total Expenses	2,516,679

NET INVESTMENT INCOME	2,613,164

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	12,963,947
Change in net unrealized depreciation on investments and foreign currency translations	(36,178,328)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(23,214,381)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,601,217)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2011 and 2010

	2011	2010
Maxim MFS International Growth Portfolio

OPERATIONS:
Net investment income	$2,613,164	$2,292,753
Net realized gain (loss) on investments and foreign currency transactions	12,963,947	(2,339,655)
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	(36,178,328)	25,456,374

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,601,217)	25,409,472

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,113,994)	(2,312,359)
From net realized gains	(2,624,238)	–

Total Distributions	(5,738,232)	(2,312,359)

CAPITAL SHARE TRANSACTIONS:
Shares sold	75,601,458	160,806,005
Shares issued in reinvestment of distributions	5,738,232	2,312,359
Shares redeemed	(108,005,342)	(117,725,377)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(26,665,652)	45,392,987

Total Increase (Decrease) in Net Assets	(53,005,101)	68,490,100

NET ASSETS:
Beginning of year	260,086,175	191,596,075

End of year (a)	$207,081,074	$260,086,175

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	7,206,593	16,248,465
Shares issued in reinvestment of distributions	605,451	210,789
Shares redeemed	(9,845,301)	(11,849,832)

Net Increase (Decrease)	(2,033,257)	4,609,422

(a) Including overdistributed net investment income	$(204,761)	$(39,571)

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the Portfolio throughout the period indicated.

	Year Ended December 31,
	2011	2010	2009	2008	2007
Maxim MFS International Growth Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$11.03	$10.10	$7.75	$12.92	$13.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.10	0.13	0.17	0.16
Net realized and unrealized gain (loss)	(1.28)	0.93	2.35	(4.71)	1.00

Total Income (Loss) From Investment Operations	(1.14)	1.03	2.48	(4.54)	1.16

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.10)	(0.13)	(0.16)	(0.14)
From net realized gains	(0.13)	–	0.00 (a)	(0.47)	(1.43)

Total Distributions	(0.28)	(0.10)	(0.13)	(0.63)	(1.57)

NET ASSET VALUE, END OF YEAR	$9.61	$11.03	$10.10	$7.75	$12.92

TOTAL RETURN(b)	(10.35% )	10.19%	31.91%	(35.49% )	8.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$207,081	$260,086	$191,596	$149,317	$211,610
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.25%	1.07%	1.46%	1.63%	0.89%
Portfolio turnover rate	42%	27%	26%	39%	37%

(a)	The distribution from net realized gains was less than $0.01 per share.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

Annual Report - December 31, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Notes to Financial Statements

As of December 31, 2011

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MFS International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and U.S. and foreign news sources.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were significant transfers between Levels 1 and 2 during the year which were primarily due to foreign securities being fair valued.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	—	$	1,099,517	$	—	$	1,099,517
Foreign Common Stock		23,052,260		177,062,229		—		200,114,489
Securities Lending Collateral		—		1,709,288		—		1,709,288

Total	$	23,052,260	$	179,871,034	$	0	$	202,923,294

Total Investments (a)	$	23,052,260	$	179,871,034	$	0	$	202,923,294

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2011, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Portfolio did not incur any interest or penalties.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolios State tax returns may remain open for an additional year depending on the jurisdiction.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASU No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

In April 2011, the FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 does not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio will adopt ASU No. 2011-04 for its fiscal year beginning January 1, 2012. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-04 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.20% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser has entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolio until May 13, 2011 when the service moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $238,800 for the year ended December 31, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $88,136,744 and $118,556,742, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2011, the U.S. Federal income tax cost basis was $203,562,193. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $21,931,556 and gross depreciation of securities in which there was an excess of tax cost over value of $22,570,455 resulting in net depreciation of $638,899.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2011 the Portfolio had securities on loan valued at $1,674,385 and received collateral of $1,709,288 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2011 and 2010 were as follows:

		2011		2010

Distributions paid from:
Ordinary income	$	2,873,401	$	2,312,359
Long-term capital gains		2,864,831		-

	$	5,738,232	$	2,312,359

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$	-
Undistributed capital gains		388,395

Net accumulated earnings		388,395

Net unrealized appreciation on investments		(638,899)
Net unrealized depreciation on foreign currency translations		(306)
Capital loss carryforwards		-
Post-October losses		(348,479)

Tax composition of capital	$	(599,289)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.

The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2011 the Portfolio reclassified permanent book and tax differences of $335,640 from accumulated net realized loss on investments and foreign currency transactions to overdistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-

enactment net capital losses be used before pre-enactment net capital losses. For the year ended December 31, 2011, the Portfolio utilized $10,624,870 of capital loss carryforwards and had no unused capital loss carryforwards for federal income tax purposes.

7. TAX INFORMATION (unaudited)

The Portfolio intends to pass through foreign tax credits of $471,531 and has derived gross income from sources within foreign countries amounting to $5,780,880.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2011, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim MFS International Growth Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim MFS International Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2012

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 63 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) (2011)	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, GW Capital Management, LLC

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President & Chief Executive Officer 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer & Treasurer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

2011 (as Chief Financial Officer & Treasurer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer & Treasurer, GW Capital Management, LLC

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 – 2010 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, GW Capital Management, LLC

Ryan L. Logsdon (1974) Assistant Vice President, Counsel & Secretary 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, GW Capital Management, LLC

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $418,850 for fiscal year 2010 and $610,000 for fiscal year 2011.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $84,800 for fiscal year 2010 and $79,500 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $238,700 for fiscal year 2010 and $263,400 for fiscal year 2011. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1)   Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2010 equaled $1,060,100 and for fiscal year 2011 equaled $2,329,700.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)         (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 28, 2012